Consolidated Statements of Stockholders' Investment (Equity) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)
Common Stock, Shares, Outstanding		34,371,497
Balance at Dec. 31, 2012	$ 392,079	$ 344	$ 325,034	$ 66,701
Issuance of Common Stock, shares		3,192,949
Issuance of Common Stock	53,490	$ 32	53,458
Share-based compensation	1,503		1,503
Excess tax benefit on share-based compensation	4,297		4,297
Net income (loss)	48,996			48,996
Balance at Dec. 31, 2013	500,365	$ 376	384,292	115,697
Common Stock, Shares, Outstanding		37,564,446
Issuance of Common Stock, shares		360,718
Issuance of Common Stock	2,740	$ 3	2,737
Share-based compensation	2,255		2,255
Excess tax benefit on share-based compensation	1,441		1,441
Net income (loss)	51,974			51,974
Balance at Dec. 31, 2014	$ 558,775	$ 379	390,725	167,671
Common Stock, Shares, Outstanding	37,925,000	37,925,164
Issuance of Common Stock, shares		340,705
Issuance of Common Stock	$ 3,082	$ 4	3,078
Payments of Stock Issuance Costs	(225)		(225)
Share-based compensation	2,500		2,500
Excess tax benefit on share-based compensation	1,175		1,175
Net income (loss)	48,000			48,000
Balance at Dec. 31, 2015	$ 613,307	$ 383	$ 397,253	$ 215,671
Common Stock, Shares, Outstanding	38,266,000	38,265,869